UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     LYZ Capital Advisors LLC

Address:  1055 Washington Boulevard
          Suite 630
          Stamford, CT 06901-2204


13F File Number: 028-12616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Mooney
Title:  Chief Compliance Officer
Phone:  (203) 252-5830


Signature, Place and Date of Signing:


/s/ Christopher Mooney              Stamford, CT               August 9, 2010
-----------------------          -----------------          -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $568
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number:                      Name:
---------------------                      -----

1. 28-12885                                LYZ Global Holdings Ltd.

                                                        FORM 13F INFORMATION TABLE
                                                             June 30, 2010



COLUMN 1                    COLUMN  2         COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (X1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

APPLE INC                   COM               037833100    222           884                 Sole        None     Sole
MEAD JOHNSON NUTRITION CO   COM               582839106    346          6900                 Sole        None     Sole






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